Consolidated Statements of Operations and Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net revenues	$ 1,353,396	$ 1,287,060	$ 1,245,842
Operating expenses (income):
Direct advertising expenses (exclusive of depreciation and amortization)	473,760	453,269	436,844
General and administrative expenses (exclusive of depreciation and amortization)	242,182	230,800	231,574
Corporate expenses (exclusive of depreciation and amortization)	71,759	69,078	57,212
Depreciation and amortization	191,433	258,435	300,579
Gain on disposition of assets	(8,765)	(3,192)	(3,804)
Total Operating Expenses	970,369	1,008,390	1,022,405
Operating income	383,027	278,670	223,437
Other expense (income):
Loss on extinguishment of debt		26,023	14,345
Other-than-temporary impairment of investment		4,069
Interest income	(34)	(102)	(165)
Interest expense	98,433	105,254	146,277
Non-operating (Income) Expenses	98,399	135,244	160,457
Income before income tax expense	284,628	143,426	62,980
Income tax expense (benefit)	22,058	(110,092)	22,841
Net income	262,570	253,518	40,139
Preferred stock dividends	365	365	365
Net income applicable to common stock	$ 262,205	$ 253,153	$ 39,774
Earnings per share:
Basic earnings per share	$ 2.72	$ 2.66	$ 0.42
Diluted earnings per share	2.72	2.66	$ 0.42
Cash dividends declared per share of common stock	$ 2.75	$ 2.50
Weighted average common shares outstanding	96,321,578	95,218,083	94,387,230
Incremental common shares from dilutive stock options	53,552	66,043	358,285
Weighted average common shares assuming dilution	96,375,130	95,284,126	94,745,515
Statements of Comprehensive Income
Net income	$ 262,570	$ 253,518	$ 40,139
Other comprehensive loss, net of tax
Foreign currency translation adjustments	(3,632)	(1,413)	(2,111)
Comprehensive income	258,938	252,105	38,028
LAMAR MEDIA CORP [Member]
Net revenues	1,353,396	1,287,060	1,245,842
Operating expenses (income):
Direct advertising expenses (exclusive of depreciation and amortization)	473,760	453,269	436,844
General and administrative expenses (exclusive of depreciation and amortization)	242,182	230,800	231,574
Corporate expenses (exclusive of depreciation and amortization)	71,426	68,733	56,877
Depreciation and amortization	191,433	258,435	300,579
Gain on disposition of assets	(8,765)	(3,192)	(3,804)
Total Operating Expenses	970,036	1,008,045	1,022,070
Operating income	383,360	279,015	223,772
Other expense (income):
Loss on extinguishment of debt		26,023	14,345
Other-than-temporary impairment of investment		4,069
Interest income	(34)	(102)	(165)
Interest expense	98,433	105,254	146,277
Non-operating (Income) Expenses	98,399	135,244	160,457
Income before income tax expense	284,961	143,771	63,315
Income tax expense (benefit)	22,058	(143,264)	22,977
Net income	262,903	287,035	40,338
Statements of Comprehensive Income
Net income	262,903	287,035	40,338
Other comprehensive loss, net of tax
Foreign currency translation adjustments	(3,632)	(1,413)	(2,111)
Comprehensive income	$ 259,271	$ 285,622	$ 38,227